INVESTMENT IN JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2013
INVESTMENT IN JOINT VENTURES [Abstract]
Schedule Of Joint Venture's Carrying Amount

	ZAP Hangzhou	Shanghai Zapple	Total

Balance as of December 31, 2011	$554	$736	$1,290
Less: investment loss	(123)	(280)	(403)
CTA	6	5	11
Balance as of December 31, 2012	$437	$461	$898
Less: Investment loss	(103)	(461)	(564)
Balance as of June 30, 2013	$334	$--	$334

Schedule Of Losses From Joint Ventures
	June 30, 2013	December 31, 2012
Shanghai Zapple
Total assets	$--	$1,472
Total liabilities	--	867
Revenue	--	-
Hangzhou ZAP
Total assets	1,300	1,682
Total liabilities	16	118
Revenue	$81	$922